PROVISIONS - General information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Legal proceedings provision	$ 155,378	$ 192,526
Non legal related	834,219	910,145
Total for all subsidiaries [member]
Disclosure of other provisions [line items]
Non legal related	94,484	84,872
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	11,031	15,532
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	25,554	27,125
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Legal proceedings provision	118,793	149,869
Non legal related	834,219	910,145
Miscellaneous other provisions [member] | Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	110,676	131,962
Non legal related	295,604	274,318
Miscellaneous other provisions [member] | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	213,782	306,643
Provision for recognition of additional costs
Disclosure of other provisions [line items]
Non legal related	81,573	85,676
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Non legal related	70,951	86,222
Provision for credit commitments [member]
Disclosure of other provisions [line items]
Non legal related	$ 77,825	$ 72,414